Debt - Summary of debt outstanding (Details) $ in Thousands, € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2016 EUR (€)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Debt	$ 1,848,003	$ 1,897,499
Fair Value
Debt Instrument [Line Items]
Debt	1,666,825	2,024,995
Carrying Value
Debt Instrument [Line Items]
Debt	1,848,003	1,897,499
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	462,521	561,099
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	497,073	496,620
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €					€ 750
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	721,807	882,126
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	794,368	843,950
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment			$ 500,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	428,250	526,522
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	494,638	494,445
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment	61,924	62,000				$ 250,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	54,247	55,248
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 61,924	$ 62,484